RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

18. RELATED-PARTY TRANSACTIONS

The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the “Securities Act”), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration.

The Company held a noncontrolling interest and exercised significant influence over the Yandex.Money business from July 4, 2013 until July 23, 2020, the date of completion of sale of the Company’s equity interest. The Company considered payment processing services received from Yandex.Money and other services provided to Yandex.Money until July 23, 2020 as transactions with a related party.

The Company held a noncontrolling interest and exercised significant influence over the Yandex Market business during the period from April 28, 2018 to July 23, 2020. On July 23, 2020, the Company purchased the equity interest in Yandex Market held by its partner and obtained control over the business. Before the completion of the deal, the Company considered advertising, sublease and other services provided to Yandex Market and traffic and content acquisition expenses incurred from Yandex Market as transactions with related parties.

In 2021, the Company obtained a noncontrolling interest and exercised significant influence over ClickHouse, Inc (Note 4). The Company considered technical support services received from ClickHouse, Inc as transactions with related party.

The following table provides summarized information about transactions that have been entered into with the related parties:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Online advertising revenue:
Yandex Market	805	290	—	—
Revenues from subleasing and other services:
Yandex Market	1,738	1,141	—	—
Yandex.Money	37	22	—	—
Fees for online payment commissions:
Yandex.Money	783	314	—	—
Cost of revenues:
Yandex Market	29	8	—	—
Yandex.Money	—	86	—	—
Outsource services:
ClickHouse, Inc	—	—	22	0.3

As of December 31, 2020 and 2021, the amount of prepaid expenses and other current assets from ClickHouse, Inc was nil and RUB 51 ($0.7), respectively.

The Company believes that the terms of the agreements with Yandex.Money were comparable to the terms obtained in arm’s-length transactions with unrelated similarly situated customers and suppliers of the Company.

As of December 31, 2020 and 2021, the amount of loans granted to certain senior employees was RUB 38 and RUB 329 ($4.4), respectively (Note 4). The loans bear interest rates up to 3% per annum and mature in 2022-2031 as of December 31, 2021.